Note 12 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss - Net Loss and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Employee benefits expense, included in research and development expenses	$ 4,475,640	$ 2,352,591	$ 1,971,266
Depreciation of property and equipment, included in research and development expenses	16,879	20,544	6,450
Expenses related to minimum operating lease payments, included in research and development expenses	444,427	360,565	219,611
Employee benefits expense, included in general and administrative expenses	3,759,584	1,677,808	1,814,930
Depreciation of property and equipment, included in general and administrative expenses	8,418	14,511	8,056
Amortization of intangible assets, included in general and administrative expenses	179,392	137,526	134,258
Expenses related to minimum operating lease payments, included in general and administrative expenses	$ 120,261	$ 132,110	$ 117,703